NON-CONTROLLING INTEREST (Details)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)
Noncontrolling Interest [Line Items]
Paid-in capital	¥ 207,490,280	$ 31,343,890	¥ 123,436,043
Accumulated other comprehensive loss	1,516,093	229,024	(249,156)
Total non-controlling interest	10,861,930	1,640,824	8,464,843
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	5,551,000	838,544	1,851,000	$ 273,113
Unappropriated retained earnings	5,341,633	806,918	6,644,546	980,395
Accumulated other comprehensive loss	(30,703)	(4,638)	(30,703)	(4,531)
Total non-controlling interest	10,861,930	$ 1,640,824	8,464,843	$ 1,248,977
BHD [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	1,651,000		1,651,000
Unappropriated retained earnings	3,152,687		3,152,687
Accumulated other comprehensive loss	(18,850)		(18,850)
Total non-controlling interest	4,784,837		4,784,837
Nanjing Recon [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	200,000		200,000
Unappropriated retained earnings	3,491,859		3,491,859
Accumulated other comprehensive loss	(11,853)		(11,853)
Total non-controlling interest	3,680,006		¥ 3,680,006
Gan Su BHD [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	3,500,000
Unappropriated retained earnings	(548,899)
Accumulated other comprehensive loss	0
Total non-controlling interest	2,951,101
Qinghai BHD [Member] | Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	200,000
Unappropriated retained earnings	(754,014)
Accumulated other comprehensive loss	0
Total non-controlling interest	¥ (554,014)